FAIR VALUE MEASUREMENTS - Unobservable inputs for Bridge Note Bifurcate Derivative (Details) - Bridge Notes - Digital Health Acquisition Corp.	Nov. 21, 2023	Dec. 31, 2022
CCC bond rates
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		0.1509
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0.0538
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0.1264
Implied volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0.001
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	0.0061
Probability of early termination/repayment - BC not completed
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		0.05
Probability of early termination/repayment - business combination completed, or PIPE completed
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		0.95
Probability of completing a business combination by June 30, 2024 and March 31, 2024, respectively
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		0.50
Probability of completing a business combination by June 30, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		0.50